Schedule of Financial Assets (Detail) - Foreign Exchange Risk - BRL (R$) R$ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Carrying amount | Foreign Exchange Contract
Financial Assets and Liabilities [Line Items]
Financial assets	R$ 8,873,833	R$ 39,680,914
Carrying amount | Foreign Exchange Contract | Cash
Financial Assets and Liabilities [Line Items]
Financial assets	165,251	82,482	R$ 80,655
Carrying amount | Foreign Exchange Contract | Cash Equivalents
Financial Assets and Liabilities [Line Items]
Financial assets	7,408	1,307	2,381
Carrying amount | Foreign Exchange Contract | Short-term Investments
Financial Assets and Liabilities [Line Items]
Financial assets		662
Carrying amount | Interest Rate Contract
Financial Assets and Liabilities [Line Items]
Financial assets	7,262,622	16,032,870
Carrying amount | Interest Rate Contract | Cash Equivalents
Financial Assets and Liabilities [Line Items]
Financial assets	4,709,106	6,583,877	7,290,561
Carrying amount | Interest Rate Contract | Short-term Investments
Financial Assets and Liabilities [Line Items]
Financial assets	91,723	135,624	286,005
Fair Value | Foreign Exchange Contract
Financial Assets and Liabilities [Line Items]
Financial assets	9,961,594	18,394,596
Fair Value | Foreign Exchange Contract | Cash
Financial Assets and Liabilities [Line Items]
Financial assets	165,251	82,482	80,655
Fair Value | Foreign Exchange Contract | Cash Equivalents
Financial Assets and Liabilities [Line Items]
Financial assets	7,408	1,307	2,381
Fair Value | Foreign Exchange Contract | Short-term Investments
Financial Assets and Liabilities [Line Items]
Financial assets		662
Fair Value | Interest Rate Contract
Financial Assets and Liabilities [Line Items]
Financial assets	7,262,622	15,081,001
Fair Value | Interest Rate Contract | Cash Equivalents
Financial Assets and Liabilities [Line Items]
Financial assets	4,709,106	6,583,877	7,290,561
Fair Value | Interest Rate Contract | Short-term Investments
Financial Assets and Liabilities [Line Items]
Financial assets	R$ 91,723	R$ 135,624	R$ 286,005